Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 8 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2017, 2016 and 2015 consist of the following:

Name of Related Party	Nature of Relationship
Rongfeng Cui	Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”)

Rongbing Cui	Principal shareholder, Director, Chief Financial Officer (“CFO”), Rongfeng Cui’s brother

Yanjuan Wang	Principal shareholder, Rongfeng Cui’s wife

Runrang Cui	Father of Rongfeng Cui, and owner of Huangdao Dinggezhuang Kangkang Family Farm

Xiaomei Wang	Rongbing Cui’s wife

Phillip Zou	Brother of Hayden Zou, former director of TDH Holdings, Inc.

Qingdao Kangkang Pet Supplies Co., Ltd. (“Kangkang”).	Controlled by Rongfeng Cui, through owning 85% of its equity interest

Tide (Shanghai) Industrial Co. Ltd. (“Tide”).	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd. (“Like”).	Rongfeng Cui served as CEO, and Shuhua Cui, the sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Like Electronic Commerce Co., Ltd. (“Like E-commerce”).	Rongfeng Cui was the former supervisor and shareholder, but still has significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. (“Saike”).	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm (“Kangkang Family Farm”)	Controlled by Rongfeng Cui’s father

TDH Group BVBA	A European company solely owned by Rongfeng Cui

Qingdao Yinhe Jiutian Information Technology Co., Ltd. (“Yinhe Jiutian”)	Solely owned by Xiaomei Wang

Zhenyu Trading (Qingdao) Co., Ltd. (“Zhenyu”)	Owner of 45% equity interest in Yichong Technology (Qingdao) Co., Ltd.

Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”)	Controlled by Anqi Zhou, a close relative of Rongfeng Cui

Due from related parties

Due from related parties consisted of the following:

	December 31,	December 31,
	2017	2016
Tide (Shanghai) Industrial Co. Ltd.	$46	$-
TDH Group BVBA	329,237	35,842
Rongfeng Cui	32,678	-
Total	$361,961	$35,842

I)	Operating expenses paid on behalf of related parties

During the year ended December 31, 2017, the Company paid operating expenses on behalf of Quanmin Chongai in the amount of $272, and Quanmin Chongai repaid the Company in full.

During the years ended December 31, 2017, 2016 and 2015, the Company paid operating expenses on behalf of Tide in the amount of $44, $246,598 and $6,422, respectively, and Tide repaid the Company in the amount of $0, $252,847 and $0, respectively.

During the year ended December 31, 2017, the Company paid operating expense on behalf of TDH Group BVBA in the amount of $444.

II)	Collection of accounts receivable by related parties

The balances of due from TDH Group BVBA and Rongfeng Cui represent overseas trade receivables collected by the two parties on behalf of the Company.

During the years ended December 31, 2017 and 2016, TDH Group BVBA collected overseas sales receivables on behalf of the Company in the amount of $280,602 and $130,364, among which $852 and $94,552 was transferred back to the Company, respectively. In April 2018, TDH Group BVBA transferred additional $236,742 to the Company.

During the years ended December 31, 2017 and 2016, Rongfeng Cui collected overseas trade receivables on behalf of the Company in the amount of $194,062 and $113,774, among which $3,506 and $0 was transferred to the Company, respectively. During the years ended December 31, 2017 and 2016, due from Rongfeng Cui was settled with payables to Rongfeng Cui in the amount of $72,685, and $113,774, respectively. In addition, the Company, Rongfeng Cui and Yanjuan Wang agreed to settle the balance due from Rongfeng Cui with payables to Yanjuan Wang in the amount of $86,405.

III)	Loans to related parties

During the years ended December 31, 2016 and 2015, the Company made loans to Kangkang in the amount of $3,462 and $1,207,002, respectively, and Kangkang repaid the loans to the Company in the amount of $592,752 and $1,348,414, respectively.

During the years ended December 31, 2016 and 2015, the Company made loans to Like in the amount of $2,157,621 and $2,446,338, respectively, and Like repaid the loans to the Company in the amount of $2,456,402 and $1,412,790, respectively.

During the year ended December 31, 2015, the Company directly made loans to Rongfeng Cui in the amount of $2,281,903, and instructed Kangkang and Like to make additional loans to Rongfeng Cui in the amount of $658,233 and $1,412,790, respectively, in lieu of repaying to the Company.

Certain loans made to Kangkang, Like, and Rongfeng Cui prior to August 2016 were lack of business purpose in nature. Per Section 402 of Sarbanes-Oxley Act of 2002, loans to certain related parties were deemed as prohibited transactions for U.S. public companies. The loans were made prior to the Company filing a registration statement with the SEC to go public in the U.S. The loans were repaid to the Company in full as of December 31, 2016.

Due to related parties

Due to related parties consisted of the following:

	December 31,	December 31,
	2017	2016
Huangdao Ding Ge Zhuang Kangkang Family Farm	$-	$387
Qingdao Saike Environmental Technology Co., Ltd.	6,148	-
Phillip Zou	1,000	-
Yanjuan Wang	29,878	783,291
Rongfeng Cui	308,847	284,602
Xiaomei Wang	-	52,422
Total	$345,873	$1,120,702

The balance of due to related parties represents expenses incurred by related parties in the ordinary course of business, expense paid by related parties on behalf of the Company as well as loans the Company obtained from related parties for working capital purposes. The loans owed to the related parties are unsecured, non-interest bearing and payable on demand.

During the years ended December 31, 2017 and 2016, the Company obtained loans from Yanjuan Wang in the amount of $0 and $2,694,566, respectively, and the Company repaid Yanjuan Wang in the amount of $594,939, and $1,752,220, respectively.

During the years ended December 31, 2017, 2016 and 2015, the Company obtained loans from Rongfeng Cui in the amount of $1,109,960, $443,871 and $951,906, and repaid Rongfeng Cui in the amount of $1,092,138, $1,203,819 and $0, respectively. Rongfeng Cui paid the expenses on behalf of the Company in the amount of $59,790 and $41,859 during the years ended December 31, 2017 and 2016, respectively.

Sales to related party and advance from related party

The Company made sales to Like in the amount of $506,495 and incurred corresponding cost of sales of $399,177 during the year ended December 31, 2017, which was included in cost of revenues – related party. Account receivable in the amount of $576,520 from Like was collected, and the Company, Like and Yanjuan Wang agreed to settle balance of account receivable of $11,233 from Like with payable to Yanjuan Wang during the year ended December 31, 2017. Like also made prepayment to the Company for future purchases and the balance of advance from customer - Like was $7,520 as of December 31, 2017.

Purchase from related parties and accounts payable to related parties

During the year ended December 31, 2016, the Company consigned Like to process raw materials. The total consignment processing cost was $490,388, which was settled with loans to Like in full.

The Company purchased financial application software from Yinhe Jiutian in the amount of $5,059 and $138,943 during the years ended December 31, 2017 and 2016, respectively. As of December 31, 2017 and 2016, the payables to Yinhe Jiutian was $120,020 and $111,139, respectively.

The Company purchased raw materials from Kangkang Family Farm in the amount of $30,191 and $13,818 during the years ended December 31, 2017 and 2016, respectively. As of December 31, 2017 and 2016, the balance of payables to Kangkang Family Farm was $31,354 and $0, respectively. During the years ended December 31, 2017 and 2016, raw materials purchased from Kangkang Family Farm in the amount of $740 and $6,616, respectively, were included in cost of revenues.

The Company purchased finished goods from Zhenyu in the amount of $163,127 during the year ended December 31, 2017. As of December 31, 2017, the balance of payables to Zhenyu was $924. During the year ended December 31, 2017, $43,762 of finished goods purchased from Zhenyu was sold and included in cost of revenues.

Operating lease with related parties

On December 31, 2014, the Company entered into a lease agreement with Runrang Cui, CEO’s father, to lease a 2,000 square meters factory, located at Big Cuijiazhuang Village, Zhangjialou Town, Huangdao District, Qingdao City, Shandong Province, PRC. The lease starts from January 1, 2015 with a term of three years. The lease payment is RMB36,000 (approximately $5,800) for the year ended December 31, 2015, RMB38,160 (approximately $5,700) for the year ended December 31, 2016 and RMB40,450 (approximately $6,000) for the year ended December 31, 2017. The Company renewed the lease on January 1, 2018 with a lease term of three years. The annual lease payment is RMB160,000 (approximately $23,700) for the year ended December 31, 2018, RMB169,600 (approximately $25,100) for the year ended December 31, 2019 and RMB179,776 (approximately $26,600) for the year ended December 31, 2020.

On December 31, 2014, the Company entered into a lease agreement with Rongfeng Cui to lease a 136.8 square meters office space, located at Room 722, Block B, World Trade Center, Hongkong Zhong Road, Shinan District, Qingdao City, Shandong Province, PRC. The lease starts from January 1, 2015 with a term of three years. The lease payment is RMB12,000 (approximately $1,900) for the year ended December 31, 2015, RMB12,720 (approximately $1,900) for the year ended December 31, 2016 and RMB13,483 (approximately $2,000) for the year ended December 31, 2017. The Company renewed the lease on January 1, 2018 with a lease term of three years. The annual lease payment is RMB66,000 (approximately $9,800) for the year ended December 31, 2018, RMB69,960 (approximately $10,400) for the year ended December 31, 2019 and RMB74,158 (approximately $11,000) for the year ended December 31, 2020.

On December 25, 2015, the Company entered into a lease agreement with Rongfeng Cui to lease a 133.19 square meters office located at Room 07E, Floor 7, Block B, Shilibao Jia #3, Chaoyang District, Beijing City, PRC. The lease starts from January 1, 2016 with a term of two years. The lease payment is RMB144,000 (approximately $23,100) per annum for the years ended December 31, 2016 and 2017. The Company renewed the lease on January 1, 2018 with a lease term of three years. The annual lease payment is RMB190,000 (approximately $28,100) for the year ended December 31, 2018, RMB201,400 (approximately $29,800) for the year ended December 31, 2019 and RMB213,484 (approximately $31,600) for the year ended December 31, 2020.

On December 25, 2015, the Company entered into a lease agreement with Rongfeng Cui to lease a 406.97 square meters office located at Room 1902 - 1903, Financial Square, 215 Zhuhai East Road, Jiaonan District, Qingdao City, PRC. The lease starts from January 1, 2016 with a term of two years. The lease payment is RMB180,000 (approximately $27,100) for the year ended December 31, 2016 and RMB190,800 (approximately $28,200) for the year ended December 31, 2017. The Company renewed the lease on January 1, 2018 with a lease term of three years. The annual lease payment is RMB190,800 (approximately $28,200) for the year ended December 31, 2018, RMB202,248 (approximately $29,900) for the year ended December 31, 2019 and RMB214,383 (approximately $31,700) for the year ended December 31, 2020.

On January 5, 2016, the Company entered into a lease agreement with Rongbing Cui, the CFO of the Company, to lease a 406.97 square meters office located at Room 1809, Financial Square, 215 Zhuhai East Road, Huangdao District, Qingdao City, PRC. The lease starts from January 1, 2016 with a term of three years. The lease payment is RMB140,000 (approximately $21,000) per annum.

In September 2017, the Company signed a lease agreement with Saike to lease a 2,793.05 square meters plant located at 201Shiqian Village, Ducun Town, Jiaozhou City, Shandong Province, PRC. The lease starts from September 11, 2017 to September 10, 2027. The annual rent is RMB120,000 (approximately $18,000) throughout the lease term.